RELATED PARTY TRANSACTIONS (Details) - USD ($)		Feb. 28, 2017	Feb. 29, 2016
Amounts due from related parties-current	[1]	$ 3,424,285	$ 2,594,430
Amounts due from related parties-non-current	[1]	0	1,342,999
Amounts due to related parties-current	[2]	3,042,785	4,277,896
Amounts due to related parties-non-current	[2]	$ 2,840,000	$ 0

[1]	The amounts due from related parties represent loans, prepayments to certain investees and advance received by an investee on behalf of the Group.
[2]	The amounts due to related parties are in connection with investment payable and advances received on behalf of certain investees.